Fair values	12 Months Ended
Dec. 31, 2022
Fair values
Fair values
—
Note 7
Fair values
Recurring fair value measures
The fair values of financial assets and

liabilities measured at fair value

on a recurring basis were as

follows:
Total
December 31, 2022 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable

securities and short-term

investments”:
Equity securities

355 355
Debt securities—U.S. government

obligations

255 255
Debt securities—Other government

obligations

58 58
Debt securities—Corporate

57 57
Derivative assets—current

in “Other current

assets”

184 184
Derivative assets—non-current

in “Other non-current

assets”

27 27
Total 255 681 — 936
Liabilities
Derivative liabilities—current

in “Other current liabilities”

121 121
Derivative liabilities—non-current

in “Other non-current liabilities”

367 367
Total — 488 — 488
Total
December 31, 2021 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable

securities and short-term

investments”:
Equity securities

587 587
Debt securities—U.S. government

obligations

209 209
Debt securities—Corporate

74 74
Derivative assets—current

in “Other current

assets”

176 176
Derivative assets—non-current

in “Other non-current

assets”

41 41
Total 209 878 — 1,087
Liabilities
Derivative liabilities—current

in “Other current liabilities”

133 133
Derivative liabilities—non-current

in “Other non-current liabilities”

131 131
Total — 264 — 264
During 2022, 2021 and 2020

there have been
no

reclassifications for any financial

assets or liabilities
between Level 1 and Level

2.
The Company uses the following

methods and assumptions in

estimating fair values of financial

assets and
liabilities measured at fair value

on a recurring basis:
•
Securities in “Marketable securities and

short
‑
term investments”:

If quoted market prices in active
markets for identical assets are available,

these are considered Level

1 inputs; however, when
markets are not active, these inputs

are considered Level 2. If such

quoted market prices are not
available, fair value is determined

using market prices for similar

assets or present value
techniques, applying an appropriate

risk
‑
free interest rate adjusted for non
‑
performance risk. The
inputs used in present value techniques

are observable and fall into the Level

2 category.
• Derivatives:
The fair values of derivative

instruments are determined

using quoted prices of
identical instruments from an active

market, if available (Level

1 inputs). If quoted prices are not
available, price quotes for similar

instruments, appropriately adjusted,

or present value
techniques, based on available

market data, or option pricing

models are used. Cash
‑
settled call
options hedging the Company’s

WAR liability are valued based on bid prices

of the equivalent
listed warrant. The fair values obtained

using price quotes for similar instruments

or valuation
techniques represent a Level 2 input

unless significant unobservable

inputs are used.
Non
‑
recurring fair value measures
The Company elects to record private

equity investments without

readily determinable fair values

at cost, less
impairment, adjusted for observable

price changes. The Company

reassesses at each reporting period
whether these investments continue

to qualify for this treatment.

In 2022 and 2021, the Company recognized,
in Other income (expense), net, net

fair value gains of $
52

million and $
108

million, respectively, related to
certain of its private equity investments

based on observable market price

changes for an identical or similar
investment of the same issuer. The fair values were

determined using Level

2 inputs. The carrying values of
these investments at December 31, 2022

and 2021, totaled $
106

million and $
169

million, respectively.
Based on valuations at July 1, 2020,

the Company recorded goodwill

impairment charges of $
311

million in
the third quarter of 2020. The fair

value measurements used in

the analyses were calculated using

the
income approach (discounted

cash flow method). The discounted

cash flow models were calculated

using
unobservable inputs, which

classified the fair value measurement

as Level 3 (see Note 11 for additional
information including further detailed

information related to these charges

and significant unobservable
inputs).
Apart from the transactions above,

there were
no

additional significant

non
‑
recurring fair value measurements
during 2022 and 2021.
Disclosure about financial instruments

carried on a cost basis
The fair values of financial instruments

carried on a cost basis were as

follows:
Carrying Total
December 31, 2022 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding

securities

with original maturities

up to 3 months):
Cash

1,697 1,697 1,697
Time deposits

2,459 2,459 2,459
Restricted cash 18 18 18
Liabilities
Short-term debt and current

maturities of long-term

debt

(excluding finance lease obligations)

2,500 1,068 1,432 2,500
Long-term debt (excluding

finance lease obligations)

4,976 4,813 30 4,843
Carrying Total
December 31, 2021 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding

securities

with original maturities

up to 3 months):
Cash

2,422 2,422 2,422
Time deposits

1,737 1,737 1,737
Restricted cash 30 30 30
Marketable securities and

short-term investments

(excluding

securities):
Time deposits

300 300 300
Restricted cash, non-current 300 300 300
Liabilities
Short-term debt and current

maturities of long-term

debt

(excluding finance lease obligations)

1,357 1,288 69 1,357
Long-term debt (excluding

finance lease obligations)

4,043 4,234 58 4,292
The Company uses the following

methods and assumptions in

estimating fair values of financial

instruments
carried on a cost basis:
•
Cash and equivalents (excluding

securities with original maturities up

to 3 months), Restricted
cash, current and non-current, and

Marketable securities and

short
‑ term investments (excluding
securities):

The carrying amounts approximate

the fair values as the items

are short
‑
term in
nature or, for cash held in banks, are equal to

the deposit amount.
•
Short
‑
term debt and current maturities

of long
‑
term debt (excluding finance

lease obligations):
Short
‑
term debt includes commercial paper, bank borrowings

and overdrafts. The carrying
amounts of short
‑
term debt and current maturities

of long
‑
term debt, excluding finance lease
obligations, approximate their

fair values.
• Long
‑
term debt (excluding finance lease

obligations):
Fair values of bonds are determined

using
quoted market prices (Level 1 inputs), if

available. For bonds without

available quoted market
prices and other long
‑
term debt, the fair values are determined

using a discounted cash flow
methodology based upon

borrowing rates of similar debt instruments

and reflecting appropriate
adjustments for non
‑
performance risk (Level 2 inputs).